Long-Term Investments, Net	12 Months Ended
May 31, 2021
Schedule of Investments [Abstract]
Long-Term Investments
10.	LONG-TERM INVESTMENTS, NET
Long-term investments, net, consisted of the following:

	As of May 31,
	2020	2021
	US$	US$
Equity securities with readily determinable fair value:
Sunlands Online Education Group (“Sunlands”) (a)	21,440	15,939
Beijing Shengtong Printing Co., Ltd (“Shengtong”) (b)	4,066	4,829
Tarena International, Inc. (“Tarena”) (c)	2,190	3,650
Equity securities without readily determinable fair value:
Tibet Tianli Education and Technology Co., Ltd (“Tibet Tianli”) (d)	10,512	27,327
EEO Education Technology Co., Ltd. (“EEO”) (e)	8,774	9,312
Other investments (f)	30,797	50,541
Equity method investments:
New Oriental Education and Culture Industry Fund (Zhangjiagang) Partnership (Limited Partnership) (“Education Industry Fund”) (g)	67,057	86,512
VM EDU Fund I, L.P.(h)	56,734	77,727
Other investments (i)	27,716	37,597
Available-for-sale investments:
Shanghai Golden Education & Training Co., Ltd. (“Golden Finance”) (j)	59,947	83,188
Happy_seed (Cayman) Ltd. (“Happy Seed”) (k)	10,000	19,050
Tianjin Uhozz Internet Technology Co., Ltd (“Uhozz”) (l)	16,350	16,900
Other available-for-sale investments (m)	115,518	105,177

	431,101	537,749

(a)
In January 2016, the Group invested US$12,310 in Sunlands, a company engaged in online education specific to vocational qualification training, for subscribing the convertible bonds. In July 2016, the Group converted all of the convertible bonds into redeemable preferred shares of Sunlands for a 4.9% equity interests. Additionally, the Group also invested an additional US$12,205 redeemable preferred shares for another 4.9% equity interests in Sunlands during July 2016. Subsequent to the additional investment, the Group holds 9.8% equity interest in Sunlands.

On March 23, 2018, Sunlands was listed in the New York Stock Exchange Market. All of the preferred shares were converted to 529,426 Class A ordinary shares immediately upon the completion of the listing. Subsequent to the listing, the Group invested an additional US$10,000 and obtained 34,783 Class A ordinary shares in April 2018 and held 8%
aggregate equity interests in Sunlands. Losses of US$96,621,
US$16,362 and US$5,501 were recorded in loss from fair value change of long-term investments for the years ended May 31,
2019,
2020 and 2021, respectively, on the Group’s consolidated statements of operations.
(b)
In April 2015, the Group acquired 18% equity interests in Beijing ROBOROBO Technology Co., Ltd. (“ROBOROBO”) for a cash consideration of US$4,356.
ROBOROBO is a company applying various robots build training course for kids with different ages. In February 2017, the Group disposed all of its ownership in ROBOROBO, in exchange for 1.87% common shares issued by Shengtong, which is a listed
A-share
company in China. Realized gain of US$7,086 was recognized during the year ended May 31, 2017. The equity interests acquired in Shengtong were classified as equity security with readily determinable fair value.
Loss of US$1,605,
US$1,079 and gain of US$217
were recorded in loss from fair value change of long-term investments for the years ended May 31, 2019, 2020 and 2021, respectively.

(c)
In March 2014, the Group invested US$13,500 in Tarena, a NASDAQ listed company that provides IT professional education services in China, for 3% equity interests. In July 2017, the Group sold 1% equity interest in Tarena to third parties and the realized gain of US$4,545 was recognized in investment income for the year ended May 31, 2018.
Loss of US$6,410,
US$1,010 and gain of US$1,460
were recorded in loss from fair value change of long-term investments for the years ended May 31, 2019, 2020 and 2021, respectively.

(d)
In December 2018, the Group invested 5%
equity interests in Tibet Tianli, a company engaged in developing educational products. In April 2020 and December 2020, the Group further subscribed
5% and 11%
equity interests, respectively. The Group accounted for the investment as equity securities without readily determinable fair value as Tibet Tianli is a private company without readily determinable fair value. As of May 31, 2021 the Group holds 20.75%
of the total equity interests in Tibet Tianli. For the years ended May 31, 2019, 2020 and 2021, no impairment loss was recorded from this investment.

(e)
In April 2017, the Group acquired 10% equity interests in EEO, a company engaged in the business of developing on-line
classroom product. The Group accounted an equity security without readily determinable fair value and use
d
the measure alternative for the equity investments when the equity method is not applicable and there is no readily determinable fair value for the investments. For the years ended May 31, 2019, 2020 and 2021, no impairment loss was recorded from this investment.

(f)
The
Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees. Those investments were accounted using the measurement alternative when there is no readily determinable fair value for the investments. The Group recorded nil,
US$ 9,096 and
US$ 12,532 impairment loss on these investment during the years ended May 31, 2019, 2020 and 2021, respectively.

(g)
In July 2018, Education Industry Fund was established with the total committed capital of US$224,000.
There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in the Education Industry Fund as a limited partner and invested
US$86,512
in the Education Industry Fund as of May 31, 2021. The Group accounts for the investment under the equity method in accordance with ASC 323, Equity Method of Accounting (“ASC 323”) because the Group is a limited partner and owns 36.3% interest in
the
Education Industry Fund.

(h)
In June 2019, VM EDU Fund I, LP, a market-driven investment entity, was established with
a
total committed capital of US$100,000.
The Group participates in the VM EDU Fund I, LP as a limited partner and invested
US$77,727
in VM EDU Fund I, LP as of May 31, 2021. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns
49.69
% interest in the VM EDU Fund I, LP.

(i)
The Group holds from 6.86% to 50.0% equity interests in other 14 third-party companies through investments in their common shares or in-substance
common shares. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees.

(j)
In April 2015, the Group invested 9.75% equity interests in Golden Finance, a company engaged in training programs business associated with finance and business management. In November 2015, the Group further subscribed 9.75% equity interests. During the year ended May 31, 2019, the Group disposed of
7.2
% equity interests in Golden Finance with total consideration of US$33,156, and the remaining shares were diluted to 12.3%. Gain of US$23,096 was recognized as realized gain from long-term investments in the consolidated statements of operations for the year ended May 31, 2019. The Group accounts for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(k)
In August 2019, the Group invested
6.42
% equity interests in Happy Seed, a company engaged in cultivating logical thinking skill. In September 2020, the Group further subscribed additional
1.57
% equity interests. The Group accounts for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(l)
In May 2015, the Group invested in Uhozz, a company providing oversea rental agency services, for
 a
10% equity interests with redemption and liquidation preferences. In March 2018, the Group further subscribed to
15.18% series B preferred shares. The Group accounted for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured them at fair value.

(m)
Other
available-for-sale
investments represent several insignificant individual investments classified as available-for-sale
investments as of May 31, 2019, 2020 and 2021. Realized gains of US$3,283,
US$407 and US$3,535
were recorded in realized gain from long-term investments for the years ended May 31, 2019, 2020 and 2021, respectively. The Group recorded US$5,919, US$22,654 and US$27,675 impairment loss on these investments during the years ended May 31, 2019, 2020 and 2021, respectively.

The Group recognized impairment losses from long-term investments amounting to US$5,919, US$31,750 and US$40,207 during the years ended May 31, 2019, 2020 and 2021, respectively, as the Group believes the carrying value of these investments were no longer recoverable.